UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Santander Consumer (UK) plc1
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
July 1, 2020	to	September 30, 2020
Date of Report (Date of earliest event reported):	September 30, 2020
Commission File Number of securitizer:	025-01317
Central Index Key Number of securitizer:	0001569636

Mark Pain, +44 1908 971436

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1
Santander Consumer (UK) plc, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued in securitization transactions sponsored by it and outstanding during the third quarterly reporting period in 2020 in the auto loan asset class, and issued and offered by the issuing entity Motor 2017-1 PLC in an offering in reliance on Rule 144A under the U.S. Securities Act of 1933, as amended (the Securities Act). The information included in this Form does not include Santander Consumer (UK) plc's securitization transactions under which asset-backed securities are issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The following table sets forth activity for the third quarterly period in 2020 with respect to asset-backed securities issued by Motor 2017-1 PLC.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)[1]	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Auto loans
Issuing Entity: Motor 2017-1 PLC[2]		Santander Consumer (UK) plc	83,504	$791,077,386.64	100%	230	$2,168,922.77	1.797%[3]	230	$2,168,922.77	1.797%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Total			83,504	$791,077,386.64	100%	230	$2,168,922.77	1.797%	230	$2,168,922.77	1.797%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

1 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purpose of this filing, the original sterling amount has been converted to US Dollars using historic exchange rates for GBP to USD conversions as provided by Bloomberg for the relevant reference date, which for column (e) is the applicable issue date (for which, see notes 2 and 3 below), and for columns (h), (k), (n), (q), (t) and (w) is the applicable reporting period end date.
2 The securities under Motor 2017-1 PLC were issued on September 20, 2017.
3 Percentages calculated by applying the principal balance of repurchased assets to the total principal balance of all assets in the Motor 2017-1 pool as at the reporting period end date.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

The securitizer is also filing this Form ABS-15G to provide notice that its obligation to file reports under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer or an affiliate of the securitizer was September 25, 2020.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Not applicable.

Item 2.02	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander Consumer (UK) plc
(Securitizer)

By:	/s/ Mark Pain
Name:	Mark Pain
Title:	Senior officer in charge of securitization of the securitizer

Date:	November 13, 2020